Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Minimum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	3.25%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount $	$ 118,750
Fair Value / Carrying Amount of Assets (Liability) $	$ (18,458)
Weighted- Average Remaining Term (years)	9 years
Fixed Interest Rate (%)	5.20%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount $	$ 21,423
Fair Value / Carrying Amount of Assets (Liability) $	$ (237)
Weighted- Average Remaining Term (years)	1 year 7 months 6 days
Fixed Interest Rate (%)	2.80%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount $	$ 116,018
Fair Value / Carrying Amount of Assets (Liability) $	$ (2,210)
Weighted- Average Remaining Term (years)	4 years 8 months 12 days
Fixed Interest Rate (%)	1.40%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount $	$ 317,194
Fair Value / Carrying Amount of Assets (Liability) $	$ (19,268)
Weighted- Average Remaining Term (years)	1 year
Fixed Interest Rate (%)	3.40%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount $	$ 172,440
Fair Value / Carrying Amount of Assets (Liability) $	$ (4,324)
Weighted- Average Remaining Term (years)	7 years
Fixed Interest Rate (%)	2.30%
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount $	$ 75,089
Fair Value / Carrying Amount of Assets (Liability) $	$ (8,160)
Weighted- Average Remaining Term (years)	3 years 8 months 12 days
Fixed Interest Rate (%)	3.80%
Interest rate swap agreements
Derivative [Line Items]
Fair Value / Carrying Amount of Assets (Liability) $	$ (48,237)